Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 6.2%
Ambev SA .................. 31,414 $ 82,999
B3 SA - Brasil Bolsa Balcao ....... 32,616 86,109
CCR SA .................... 26,731 71,058
Cielo SA .................... 47,261 47,028
Cogna Educacao SA
(a)
.......... 38,695 22,728
CPFL Energia SA .............. 9,608 70,260
EcoRodovias Infraestrutura e Logistica
SA ..................... 38,391 70,282
Natura & Co. Holding SA
(a)
....... 23,047 74,801
Ultrapar Participacoes SA ........ 9,751 55,463
Ultrapar Participacoes SA , ADR .... 4,747 27,105
607,833
Chile — 2.6%
Empresas CMPC SA ........... 42,511 69,267
Empresas Copec SA ........... 7,299 46,402
Enel Americas SA ............. 692,420 70,173
Falabella SA
(a)
................ 27,706 65,761
251,603
China — 24.2%
3SBio, Inc.
(b) (c)
................ 25,000 18,839
Alibaba Group Holding Ltd. ....... 24,392 218,771
Baidu, Inc. , Class A
(a)
........... 3,478 45,030
Baoshan Iron & Steel Co. Ltd. , Class A 8,800 7,537
BOE Technology Group Co. Ltd. , Class
A ...................... 142,400 71,310
BYD Co. Ltd. , Class A ........... 2,866 68,249
BYD Co. Ltd. , Class H .......... 1,500 33,585
China Construction Bank Corp. , Class
H ...................... 266,000 157,968
China Medical System Holdings Ltd. . 29,000 41,442
China Merchants Bank Co. Ltd. , Class
H ...................... 6,500 23,695
China Resources Gas Group Ltd. ... 1,500 4,254
China Vanke Co. Ltd. , Class H ..... 22,900 18,018
CMOC Group Ltd. , Class H ....... 135,000 73,947
ENN Energy Holdings Ltd. ........ 2,800 20,843
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,847
Ganfeng Lithium Group Co. Ltd. , Class
H
(b) (c)
.................... 560 1,496
Geely Automobile Holdings Ltd. .... 9,000 8,531
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 351
Goldwind Science & Technology Co.
Ltd. , Class H ............... 64,000 23,377
Huatai Securities Co. Ltd. , Class A .. 36,600 70,068
Industrial & Commercial Bank of China
Ltd. , Class H ............... 249,000 121,295
JD.com, Inc. , Class A ........... 6,056 68,288
Joincare Pharmaceutical Group
Industry Co. Ltd. , Class A ...... 7,100 10,616
Lenovo Group Ltd. ............. 66,000 69,107
Li Auto, Inc. , Class A
(a)
.......... 1,700 23,499
Li Auto, Inc. , ADR
(a)
............ 879 24,331
Lingyi iTech Guangdong Co. , Class A 102,800 67,832
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 2,046
Meituan , Class B
(a) (b) (c)
........... 12,310 99,012
NetEase, Inc. ................ 5,970 116,046
NIO, Inc. , ADR
(a)
.............. 1,960 11,015
PDD Holdings, Inc. , ADR
(a)
....... 346 43,897
PetroChina Co. Ltd. , Class A ...... 44,500 51,771
Security
Shares
Shares Value
China (continued)
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 23,000 $ 96,681
SAIC Motor Corp. Ltd. , Class A .... 40,400 76,904
Shanghai Pharmaceuticals Holding Co.
Ltd. , Class H ............... 48,600 68,697
Tencent Holdings Ltd. ........... 10,100 350,584
Tongcheng Travel Holdings Ltd.
(a) (c)
.. 18,400 37,533
Trip.com Group Ltd.
(a)
........... 853 31,049
Weichai Power Co. Ltd. , Class A .... 30,000 61,566
Weichai Power Co. Ltd. , Class H ... 3,000 5,296
Xinyi Solar Holdings Ltd. ......... 8,000 3,673
Yum China Holdings, Inc. ........ 647 22,380
2,372,276
Greece — 0.8%
OPAP SA , Class R ............. 4,528 78,392
India — 15.9%
Alkem Laboratories Ltd. ......... 441 26,514
Arvind Ltd. .................. 2,372 8,993
Asian Paints Ltd. .............. 2,478 88,022
Berger Paints India Ltd. ......... 10,737 73,071
Birlasoft Ltd. ................. 7,347 75,061
Havells India Ltd. .............. 3,386 52,758
HCL Technologies Ltd. .......... 2,444 46,352
HDFC Bank Ltd. .............. 3,596 63,239
ICICI Bank Ltd. ............... 3,225 39,942
Indian Oil Corp. Ltd. ............ 35,967 63,693
Infosys Ltd. .................. 4,926 98,205
Infosys Ltd. , ADR .............. 2,452 48,697
Jindal Saw Ltd. ............... 12,022 75,371
KPIT Technologies Ltd. .......... 1,848 34,513
Marico Ltd. .................. 11,592 73,732
Power Finance Corp. Ltd. ........ 12,343 65,907
Ramkrishna Forgings Ltd. ........ 4,036 37,048
Reliance Industries Ltd. ......... 4,304 147,871
Reliance Industries Ltd. , GDR
(b)
.... 1,086 75,104
Siemens Ltd. ................. 199 9,921
State Bank of India ............. 12,183 94,106
Steel Authority of India Ltd. ....... 32,227 47,530
Supreme Industries Ltd. ......... 474 23,583
Tata Consultancy Services Ltd. .... 572 26,273
Tata Consumer Products Ltd. ...... 5,900 79,453
Trent Ltd. ................... 1,743 64,809
Zomato Ltd.
(a)
................ 10,925 18,355
1,558,123
Indonesia — 2.6%
Bank Central Asia Tbk. PT ........ 196,500 118,888
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 206,200 74,281
Medco Energi Internasional Tbk. PT . 624,500 48,156
Perusahaan Gas Negara Tbk. PT ... 158,600 11,692
253,017
Kuwait — 1.8%
Kuwait Finance House KSCP ...... 40,970 102,691
National Bank of Kuwait SAKP ..... 23,403 74,516
177,207
Malaysia — 4.0%
CIMB Group Holdings Bhd. ....... 65,200 85,878
Malayan Banking Bhd. .......... 44,900 87,824
Petronas Dagangan Bhd. ........ 9,000 40,605
Public Bank Bhd. .............. 98,200 91,033
Sime Darby Bhd. .............. 143,000 73,371

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Malaysia (continued)
YTL Corp. Bhd. ............... 25,900 $ 12,769
391,480
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV ,
Class O .................. 1,372 13,951
Poland — 1.6%
Budimex SA ................. 462 79,151
Santander Bank Polska SA ....... 626 75,820
154,971
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 3,979
Industries Qatar QSC ........... 2,125 6,979
Masraf Al Rayan QSC ........... 5,545 3,572
Qatar Islamic Bank SAQ ......... 1,752 9,372
Qatar National Bank QPSC ....... 6,851 29,105
53,007
Russia — 0.0%
(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR
(a)
......... 27 1
1
Saudi Arabia — 3.4%
Al Rajhi Bank ................ 587 13,104
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 26,824
Saudi Arabian Oil Co.
(b) (c)
......... 9,310 75,840
Saudi Basic Industries Corp. ...... 4,774 98,963
Saudi National Bank (The) ........ 521 5,626
Saudi Telecom Co. ............. 7,459 81,166
United International Transportation Co. 1,161 25,660
327,183
South Africa — 0.8%
Anglo American plc ............ 3,123 74,742
South Korea — 9.4%
Amorepacific Group
(a)
........... 2,243 41,216
HD Hyundai Infracore Co. Ltd.
(a)
.... 4,045 23,323
HL Mando Co. Ltd.
(a)
............ 836 21,946
KB Financial Group, Inc. ......... 1,975 83,815
Korean Air Lines Co. Ltd.
(a)
....... 1,182 19,873
LG Chem Ltd. ................ 114 36,968
NAVER Corp. ................ 564 84,105
POSCO Holdings, Inc. .......... 114 36,170
Posco International Corp.
(a)
....... 1,055 41,412
Samsung Electronics Co. Ltd. ..... 6,413 348,462
Samsung SDI Co. Ltd. .......... 85 23,589
Shinhan Financial Group Co. Ltd. ... 641 19,640
SK Hynix, Inc. ................ 406 40,657
SK Innovation Co. Ltd.
(a)
......... 166 14,466
SK, Inc. .................... 626 85,811
921,453
Taiwan — 18.5%
Acer, Inc. ................... 50,000 73,430
ASE Technology Holding Co. Ltd. ... 20,000 86,476
Cathay Financial Holding Co. Ltd. ... 60,978 85,749
Compal Electronics, Inc. ......... 65,000 74,546
CTBC Financial Holding Co. Ltd. ... 104,000 94,350
Delta Electronics, Inc. ........... 10,000 89,486
E.Sun Financial Holding Co. Ltd. ... 108,926 85,974
First Financial Holding Co. Ltd. ..... 98,771 83,819
Security
Shares
Shares Value
Taiwan (continued)
Fubon Financial Holding Co. Ltd. ... 13,000 $ 26,722
Lite-On Technology Corp. ........ 6,000 20,779
MediaTek, Inc. ................ 4,000 123,430
Mega Financial Holding Co. Ltd. .... 1,453 1,745
Phison Electronics Corp. ......... 4,000 67,177
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 720,666
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 485 54,786
United Microelectronics Corp. ..... 32,000 49,845
WPG Holdings Ltd. ............ 27,000 75,165
1,814,145
Thailand — 1.5%
Bangchak Corp. PCL , NVDR ...... 34,000 40,183
PTT Exploration & Production PCL ,
NVDR ................... 6,700 28,276
PTT PCL , NVDR .............. 84,700 80,404
148,863
Turkey — 0.7%
Enerjisa Enerji A/S
(b) (c)
........... 16,538 30,267
Yapi ve Kredi Bankasi A/S ........ 51,062 36,675
66,942
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC . 33,131 81,182
United States — 0.4%
Genpact Ltd. ................. 1,037 37,228
Total Common Stocks — 95.9%
(Cost: $ 9,656,591 ) .............................. 9,383,599
Preferred Securities
Preferred Stocks — 2.0%
Brazil — 1.9%
Banco Bradesco SA (Preference) ... 9,985 30,956
Cia Energetica de Minas Gerais
(Preference) ............... 34,022 79,246
Companhia Paranaense de Energia
(Preference) ............... 5,343 10,935
Itau Unibanco Holding SA (Preference) 5,884 39,038
Petroleo Brasileiro SA (Preference) .. 3,955 32,530
192,705
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) ............... 201 8,631
Total Preferred Stocks — 2.0%
(Cost: $ 195,360 ) ................................ 201,336
Total Long-Term Investments — 97 .9%
(Cost: $ 9,851,951 ) .............................. 9,584,935

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(e) (f)
.... 280,474 $ 280,474
Total Short-Term Securities — 2 .9%
(Cost: $ 280,474 ) ................................ 280,474
Total Investments — 100.8%
(Cost: $ 10,132,425 ) .............................. 9,865,409
Liabilities in Excess of Other Assets — (0.8) % ............ (76,544)
Net Assets — 100.0% .............................. $ 9,788,865
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 329,574 $ — $ (49,100)
(a)
$ — $ — $ 280,474 280,474 $ 10,343 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 3,625 — (3,623)
(a)
1 (3) — — 181
(c)
—
$ 1 $ (3) $ 280,474 $ 10,524 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 03/15/24 $ 245 $ (6,592)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 607,833 $ — $ — $ 607,833
Chile ............................................... 185,842 65,761 — 251,603
China ............................................... 101,623 2,270,653 — 2,372,276
Greece .............................................. 78,392 — — 78,392
India ............................................... 48,697 1,509,426 — 1,558,123
Indonesia ............................................ — 253,017 — 253,017
Kuwait .............................................. — 177,207 — 177,207
Malaysia ............................................. 40,605 350,875 — 391,480
Mexico .............................................. 13,951 — — 13,951
Poland .............................................. 79,151 75,820 — 154,971
Qatar ............................................... 9,372 43,635 — 53,007
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 327,183 — 327,183
South Africa ........................................... — 74,742 — 74,742
South Korea .......................................... — 921,453 — 921,453
Taiwan .............................................. 54,786 1,759,359 — 1,814,145
Thailand ............................................. — 148,863 — 148,863
Turkey .............................................. — 66,942 — 66,942
United Arab Emirates .................................... 81,182 — — 81,182
United States .......................................... 37,228 — — 37,228
Preferred Securities
Brazil ............................................... 192,705 — — 192,705
Chile ............................................... — 8,631 — 8,631

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 280,474 $ — $ — $ 280,474
$ 1,811,841 $ 8,053,567 $ 1 $ 9,865,409
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (6,592) $ — $ — $ (6,592)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)